Apr. 30, 2026
MFS Corporate Bond Fund
Risk Table - MFS Corporate Bond Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic,

industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Limited Maturity Fund
Risk Table - MFS Limited Maturity Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Municipal Limited Maturity Fund
Risk Table - MFS Municipal Limited Maturity Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. In addition, the price of a municipal instrument also depends on its credit quality and ability to meet the credit support obligations of any insurer or other entity providing credit support to a municipal instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Municipal Risk

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

Focus Risk

Focus Risk: The fund’s performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions in the states, territories, and possessions of the United States in which the fund's assets are invested. If MFS invests a significant percentage of the fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the fund's performance and the fund's performance may be more volatile than the performance of more geographically-diversified funds.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Total Return Bond Fund
Risk Table - MFS Total Return Bond Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Municipal Risk

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible to sell the security at the time and the price that normally prevails in the market.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. TBA transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.